Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 73,360	$ 125,962	$ 40,295
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(34,681)	(47,044)	(42,741)
Realized capital gains and losses	(27,118)	(118,294)	(14,911)
Interest credited to contractholder funds	108,637	118,604	129,911
Changes in:
Policy benefits and other insurance reserves	(39,605)	(4,383)	(26,252)
Deferred policy acquisition costs	992	(4,028)	10,230
Income taxes	(12,877)	47,846	10,673
Other operating assets and liabilities	(23,938)	(28,380)	(16,790)
Net cash provided by operating activities	44,770	90,283	90,415
Proceeds from sales
Fixed income securities	623,613	204,412	279,029
Equity securities	1,557	233,363	86,400
Limited partnership interests	41,037	24,574	23,009
Investment collections
Fixed income securities	419,502	346,951	374,968
Mortgage loans	55,218	78,480	90,226
Investment purchases
Fixed income securities	(701,779)	(237,781)	(427,674)
Equity securities	(8,136)	(212,508)	(88,307)
Limited partnership interests	(90,929)	(106,731)	(38,794)
Mortgage loans	(175,218)	(64,754)	(35,475)
Change in short-term investments, net	28,915	(961)	(33,563)
Change in policy loans and other investments, net	(678)	413	3,133
Net cash provided by investing activities	193,102	265,458	232,952
Cash flows from financing activities
Contractholder fund deposits	95,437	96,851	98,601
Contractholder fund withdrawals	(347,405)	(424,858)	(436,580)
Net cash used in financing activities	(251,968)	(328,007)	(337,979)
Net (decrease) increase in cash	(14,096)	27,734	(14,612)
Cash at beginning of year	30,004	2,270	16,882
Cash at end of year	$ 15,908	$ 30,004	$ 2,270